ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	93,523,037
Net cash (used in) operating activities	$ 248,739	$ 174,019			$ 1,430,312	$ 518,493
Accumulated deficit	15,028,400				13,835,294	16,755,676
Negative working capital					2,793,040
Cash	60,458				36,958	4,458
Net loss	$ 1,193,106	$ (1,991,101)			(2,920,382)	4,553,777
Working capital					$ (2,793,040)
Stage It Corp [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash (used in) operating activities			$ 897,425	$ (682,920)		(259,926)	$ 10,506
Accumulated deficit			13,383,161			10,569,502	8,939,994
Negative working capital			(8,988,706)			(6,668,922)
Cash			69,342	749,588		281,003	88,457	$ 98,963
Net loss			2,813,659	$ 617,171		1,629,508	$ 2,456,023
Working capital			8,988,706			6,668,922
Cash on hand			$ 69,342			$ 281,033
Tgri [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	50,762,987				50,762,987